Property and Equipment, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
4. Property and Equipment, Net
Property and equipment, net consisted of the following as of September 30, 2025 and December 31, 2024:

	September 30, 2025	December 31, 2024
Machinery and equipment	$46,865	$42,040
Test stands	39,914	37,209
Buildings	48,999	48,830
Land and land improvements	4,472	3,505
Construction in progress	23,159	17,551
Furniture and fixtures	1,262	1,200
Computer equipment	2,900	2,156
Software	1,142	1,122
Vehicles	430	421
Leasehold improvements	9,881	7,283

Total	$179,024	$161,317
Less: Accumulated depreciation	(36,469)	(25,742)

Property and equipment, net	$142,555	$135,575

Depreciation expense was $4.6 million and $3.5 million for the three months ended September 30, 2025 and 2024, respectively, and $12.5 million and $6.5 million for the nine months ended September 30, 2025 and 2024, respectively, and was recorded in the unaudited condensed consolidated statements of net loss within cost of sales, research and development, and selling, general, and administrative expenses.

5. Property and Equipment, Net
Property and equipment, net consisted of the following as of December 31:

	2024	2023
Machinery and equipment	$42,040	$15,716
Test stands	37,209	6,436
Buildings	48,830	10,074

	2024	2023
Land and land improvements	3,505	2,498
Construction in progress	17,551	84,974
Furniture and fixtures	1,200	1,405
Computer equipment	2,156	1,694
Software	1,122	1,140
Vehicles	421	331
Leasehold improvements	7,283	7,282

Total	$161,317	$131,550
Less: accumulated depreciation	(25,742)	(17,489)

Property and equipment, net	$135,575	$114,061

Depreciation expense was $12.5 million and $4.7 million for the years ended December 31, 2024 and 2023, respectively.
Depreciation is computed using the straight-line method over the following estimated useful lives of assets:

Asset	Estimated useful lives
Machinery and equipment	5 years
Test stands	Determined at the individual asset level
Buildings	15 years
Land and land improvements	N/A
Furniture and fixtures	5 years
Computer equipment	3 years
Software	3 years
Vehicles	5 years
Leasehold improvements	The remaining lease term beginning when the improvement is placed in service